Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of Carrying value of long-term debt
Long-term debt	$ 934	$ 952
Notes payable secured by real estate due 2012 through 2016	64	65
Secured borrowings ($17 and $18 guaranteed by AFG)	30	41
Subsidiaries [Member]
Summary of Carrying value of long-term debt
Long-term debt	314	332
Notes payable secured by real estate due 2012 through 2016	64	65
Secured borrowings ($17 and $18 guaranteed by AFG)	30	41
National Interstate bank credit facility	22	20
AFG [Member]
Summary of Carrying value of long-term debt
Other long-term debt	3	3
Long-term debt	600	600
Payable To Subsidiary Trusts [Member]
Summary of Carrying value of long-term debt
AAG Holding Variable Rate Subordinated Debentures due May 2033	20	20
9-7/8% Senior Notes due June 2019 [Member] | AFG [Member]
Summary of Carrying value of long-term debt
Senior Notes	350	350
7% Senior Notes due September 2050 [Member] | AFG [Member]
Summary of Carrying value of long-term debt
Senior Notes	132	132
7-1/2% Senior Debentures due November 2033 [Member] | Subsidiaries [Member]
Summary of Carrying value of long-term debt
Senior Notes	112	112
7-1/4% Senior Debentures due January 2034 [Member] | Subsidiaries [Member]
Summary of Carrying value of long-term debt
Senior Notes	86	86
7-1/8% Senior Debentures due February 2034 [Member] | AFG [Member]
Summary of Carrying value of long-term debt
Senior Notes	115	115
10-7/8% Subordinated Notes due May 2011 [Member] | Subsidiaries [Member]
Summary of Carrying value of long-term debt
American Premier Underwriters 10-7/8% Subordinated Notes due		$ 8